Consolidated Sttements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription [Member]	Retained Earnings [Member]	Divisional Equity [Member]	Total
Ending balance, value at Dec. 31, 2018					$ 1,229,561	$ 1,229,561
Ending balance, shares at Dec. 31, 2018
Retrospective impact of common control merger (Note 1)		1,229,561			(1,229,561)
Distributions to Parent				(589,333)		(589,333)
Issuance of common stock	$ 39,464	2,653,332				2,692,796
Stock Issued During Period, Shares, Other	3,946,398
Proceeds for prepaid stock issuance
Stock-based compensation expense
Common stock issued upon conversion of convertible notes	$ 418	70,622				71,040
Common stock issued upon conversion of convertible notes, shares	41,770
Net loss				(306,153)		(306,153)
Ending balance, value at Dec. 31, 2019	$ 39,882	3,953,515		(895,486)		3,097,911
Ending balance, shares at Dec. 31, 2019	3,988,168
Distributions to Parent				253,165		253,165
Proceeds for prepaid stock issuance		550,000				550,000
Stock-based compensation expense
Net loss				(235,591)		(235,591)
Ending balance, value at Jun. 30, 2020	$ 39,882	4,503,515		(1,384,242)		3,159,155
Ending balance, shares at Jun. 30, 2020	3,988,168
Beginning balance, value at Dec. 31, 2019	$ 39,882	3,953,515		(895,486)		3,097,911
Beginning balance, shares at Dec. 31, 2019	3,988,168
Distributions to Parent				(653,570)		(653,570)
Issuance of common stock	$ 26	5,240	(5,266)
Stock Issued During Period, Shares, Other	2,633
Shares issued to Parent in common control merger (Note 1)	$ 40,611	(40,611)
Shares issued to Parent in common control merge (Note 1), shares	4,061,141
Proceeds for prepaid stock issuance		750,000				750,000
Repayment for prepaid stock issuance		(750,000)				(750,000)
Stock-based compensation expense		67,070				67,070
Preferred stock discount accretion		(13,321)				(13,321)
Preferred stock dividend accretion		(3,507)				(3,507)
Net loss				(1,139,072)		(1,139,072)
Ending balance, value at Dec. 31, 2020	$ 80,519	3,968,386	(5,266)	(2,688,128)		1,355,511
Ending balance, shares at Dec. 31, 2020	8,051,942
Distributions to Parent
Proceeds for prepaid stock issuance
Stock-based compensation expense		63,233				63,233
Preferred stock dividend accretion		(326,530)				(326,530)
Net loss				(21,089,284)		(21,089,284)
Ending balance, value at Jun. 30, 2021	$ 80,716	$ 3,668,399		$ (23,777,412)		$ (20,028,297)
Ending balance, shares at Jun. 30, 2021	8,071,601